Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [abstract]
Allowance for credit losses for debt securities measured at FVOCI	$ 32	$ 23